Accrued Expenses and Other Current Liabilities (Details) - Schedule of Salaries and Social Security Insurance Payables	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Schedule of Salaries and Social Security Insurance Payables [Abstract]
Salaries	¥ 51,990,629	$ 7,327,784	¥ 47,390,831
Social security insurance	6,656,034	938,130	7,179,828
Union Fee	650,791	91,726	617,838
Total	¥ 59,297,454	$ 8,357,640	¥ 55,188,497